Schedule V - Valuation and Qualifying Accounts Level 1 (Notes)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS
(In millions)

Successor Company
2020	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Allowance for credit losses ("ACL") on fixed maturities, AFS	$—	$1	$—	$1
ACL on mortgage loans	9	8	—	17
ACL on reinsurance recoverables	5	2	—	7
2019	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Valuation allowance on mortgage loans	5	—	(5)	—
2018	Balance June 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance December 31,
Valuation allowance on mortgage loans	—	6	(1)	5
Predecessor Company
2018	Balance January 1,	Charged to Costs and Expenses	Write-offs/Payments/Other	Balance May 31,
Valuation allowance on mortgage loans	$—	$—	$—	$—